Accounting Policies (Details) $ / shares in Units, € in Thousands, $ in Thousands				6 Months Ended
	Aug. 31, 2025 USD ($)	Jul. 01, 2025 USD ($)	May 01, 2025 USD ($) $ / shares shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Aug. 31, 2026 USD ($)
Disclosure of Accounting Policies [Line Items]
Result for the period (in Euro) | €				€ (14,766)		€ (45,159)	€ 55,081
Cash flow from operating activities (in Euro) | €				€ (30,196)		(4,237)	€ (20,659)
Aggregate original principal amount					$ 53,763
Aggregate of ordinary shares (in Shares) | shares				1,116,072	1,116,072
Aggregate of ordinary shares price (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Gross proceeds					$ 50,000
Net of fees and expenses		$ 20,000			15,000
Achievement of agreed amount					15,000
ADSE Holdco [Member]
Disclosure of Accounting Policies [Line Items]
Result for the period (in Euro) | €				€ 14,766		97,958
Cash flow from operating activities (in Euro) | €				€ (30,196)		€ (16,285)
Aggregate original principal amount			$ 53,763
Aggregate of ordinary shares (in Shares) | shares			1,116,072
Shareholder [Member]
Disclosure of Accounting Policies [Line Items]
Loans and advances					$ 7,400
Forecast [Member]
Disclosure of Accounting Policies [Line Items]
Net of fees and expenses			$ 12,719
Open credit line amount								$ 25,577
Forecast [Member] | ADSE Holdco [Member]
Disclosure of Accounting Policies [Line Items]
Tranche nominal amount	$ 3,000